Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Issuance of shares public offering price per share		$ 1.65
Issuance expenses	$ 631	$ 1,126
Issuance of shares upon private offering price per share	$ 1.85